SHORT-TERM INVESTMENTS - Securities With Gross Unrealized Losses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2011 Mutual funds [Member] CNY	Dec. 31, 2012 Equity securities [Member] CNY	Dec. 31, 2011 Equity securities [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Less than twelve months, Fair value	$ 32,414	201,943	58,495		9,486	201,943	49,009
Less than twelve months, Gross unrealized losses	(4,333)	(26,995)	(11,140)		(2,994)	(26,995)	(8,146)
Twelve months or more, Fair value	3,766	23,461	11,441	20,759	10,117	2,702	1,324
Twelve months or more, Gross unrealized losses	$ (1,445)	(9,004)	(6,230)	(6,419)	(4,581)	(2,585)	(1,649)